Fair Value of Financial Instruments and Fair Value Measurement - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidity Risk	5.50%	5.50%